Note 3 - Debt and Equity Securities	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
(3)	Debt and Equity Securities

Debt and equity securities have been classified in the consolidated balance sheet according to management’s intent. Debt and equity securities at  December 31, 2021 consist of the following:

	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
U.S. Treasury and other U.S. government agencies	$7,320	—	99	7,221
U.S. Government-sponsored enterprises (GSEs)	163,700	20	4,490	159,230
Mortgage-backed securities	465,588	2,726	6,537	461,777
Asset-backed securities	46,583	213	83	46,713
Corporate bonds	2,500	75	—	2,575
Obligations of states and political subdivisions	220,444	2,611	2,986	220,069
	$906,135	5,645	14,195	897,585

The Company’s classification of securities at  December 31, 2020 was as follows:

	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)	$125,712	328	135	125,905
Mortgage-backed securities	258,774	5,636	620	263,790
Asset-backed securities	36,394	582	19	36,957
Corporate bonds	2,500	100	—	2,600
Obligations of states and political subdivisions	147,462	4,229	400	151,291
	$570,842	10,875	1,174	580,543

Included in mortgage-backed securities are collateralized mortgage obligations totaling $130,594,000 (fair value of $128,281,000) and $88,472,000 (fair value of $89,116,000) at  December 31, 2021 and 2020, respectively.

The amortized cost and estimated market value of debt securities at December 31, 2021, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities of mortgage and asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$22	22
Due after one year through five years	57,492	57,441
Due after five years through ten years	240,922	235,883
Due after ten years	607,699	604,239
	$906,135	897,585

Results from sales of debt and equity securities are as follows:

	In Thousands
	2021	2020	2019
Gross proceeds	$39,652	54,870	37,325
Gross realized gains	$137	901	75
Gross realized losses	(109)	(19)	(343)
Net realized gains (losses)	$28	882	(268)

Securities carried on the balance sheet of approximately $368,718,000 (approximate market value of $364,893,000) and $282,028,000 (approximate market value of $288,013,000) were pledged to secure public deposits and for other purposes as required or permitted by law at  December 31, 2021 and 2020, respectively.

Included in the securities above are $111,103,000 (approximate market value of $110,384,000) and $78,931,000 (approximate market value of $80,713,000) at December 31, 2021 and 2020, respectively, in obligations of political subdivisions located within the states of Tennessee, Alabama, and Texas.

Securities that have rates that adjust prior to maturity totaled $102,590,000 (approximate market value of $101,315,000) and $48,215,000 (approximate market value of $48,439,000) at  December 31, 2021 and 2020, respectively.

Temporarily Impaired Securities

The following table shows the gross unrealized losses and fair value of the Company’s available-for-sale securities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at  December 31, 2021 and 2020.

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2021	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Treasury and other U.S. government agencies	$7,221	$99	3	$—	$—	—	$7,221	$99
U.S. Government-sponsored enterprises (GSEs)	110,981	2,466	33	45,725	2,024	19	156,706	4,490
Mortgage-backed securities	317,211	4,644	96	54,692	1,893	33	371,903	6,537
Asset-backed securities	17,945	67	9	484	16	1	18,429	83
Corporate bonds	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	83,510	1,460	74	36,225	1,526	32	119,735	2,986
	$536,868	$8,736	215	$137,126	$5,459	85	$673,994	$14,195

	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2020	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Government-sponsored enterprises (GSEs)	$ 47,991	$ 135	18	$ —	$ —	—	$ 47,991	$ 135
Mortgage-backed securities	78,381	573	29	6,776	47	12	85,157	620
Asset-backed securities	4,950	19	3	—	—	—	4,950	19
Corporate bonds	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	44,061	394	33	689	6	1	44,750	400
	$ 175,383	$ 1,121	83	$ 7,465	$ 53	13	$ 182,848	$ 1,174

As of December 31, 2021, management does not have the intent to sell any of the securities classified as available-for-sale in the table above and believes that it is more likely than not the Company will not have to sell any such securities before a recovery of cost. Any unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased. The fair value is expected to recover as the bonds approach their maturity date or repricing date or if market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality. Accordingly, as of December 31, 2021, management believes the impairments detailed in the table above are temporary and no impairment loss has been realized in our consolidated statement of earnings.